Employee benefit expenses	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Employee benefit expenses
28.	Employee benefit expenses

	NOTE	2018	2017	2016
		(Thousands of yen)
Included in administrative expenses:
Wages and salaries		9,877,453	5,553,793	3,739,905
Bonuses		294,057	197,105	113,410
Other employee benefits	(i)	975,509	523,855	363,850
Stock option expense		66,143	57,759	39,435

Total		11,213,162	6,332,512	4,256,600

(i)

Other employee benefits include costs for social welfare. The Group accounts for the public social welfare in the same way as a multi-employer plan. The Group recognized ¥478,227 thousand in the Company and ¥34,011 thousand in the subsidiary as the cost of the public social welfare in 2018 (¥277,134 thousand in 2017 and ¥191,363 thousand in 2016).